INTANGIBLE ASSETS—NET - Narrative (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 24.0	$ 7.7	$ 13.5	$ 13.3